RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative)			12 Months Ended
	Oct. 15, 2024 USD ($)	Jan. 05, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Feb. 22, 2024 USD ($)	Feb. 22, 2024 CNY (¥)	Jan. 05, 2024 CNY (¥)	Oct. 17, 2022 USD ($)	Oct. 17, 2022 CNY (¥)
Related Party Transaction [Line Items]
Proceeds from short term debt				$ 321,834
Short term borrowings			323,472	$ 311,129
Promissory Note [Member] | Baiyan [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount									$ 712,494	¥ 5,000,000
Proceeds from short term debt			793,706
Repayment of short term debt			643,988
Short term borrowings			149,718
Promissory Note [Member] | Baiyan [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount	$ 1,424,989
Debt instrument maturity date	Apr. 17, 2025
Promissory Note [Member] | Jinhou Sun [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount									$ 712,494	¥ 5,000,000
Proceeds from short term debt			164,586
Repayment of short term debt			113,999
Short term borrowings			50,587
Promissory Note [Member] | Jinhou Sun [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt instrument maturity date	Apr. 17, 2025
Promissory Note [Member] | Shaozhang Lin [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount		$ 712,494						¥ 5,000,000
Debt instrument maturity date		Jan. 05, 2026
Proceeds from short term debt			43,890
Promissory Note [Member] | Shengkai [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount						$ 142,499	¥ 1,000,000
Proceeds from short term debt			$ 64,937